Apr. 01, 2021
Rational/ReSolve Adaptive Asset Allocation Fund
Rational/ReSolve Adaptive Asset Allocation Fund

Rational/ReSolve Adaptive Asset Allocation Fund

(the “Fund”)

Class A: RDMAX	Class C: RDMCX	Institutional: RDMIX

April 1, 2021

The information in this Supplement amends certain information contained in the Fund’s Summary Prospectus and Prospectus, each dated May 1, 2020, as supplemented on June 26, 2020.

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Effective April 1, 2021, ReSolve Asset Management SEZC (Cayman) (the “Trading Advisor”) serves as the trading advisor of the Fund. In addition, Andrew Butler, Portfolio Manager of ReSolve Asset Management Inc., the Fund’s investment sub-advisor (“ReSolve” or the “Sub-Advisor”), and Michael Philbrick, President, Managing Partner, and Chief Compliance Officer of the Trading Advisor, have been added as portfolio managers of the Fund. Adam Butler and Rodrigo Gordillo will continue to serve as portfolio managers to the Fund. Accordingly, the following revisions to the Summary Prospectus and Prospectus are effective April 1, 2021:

1. The first paragraph of the section of the Fund’s Summary Prospectus and Prospectus entitled “Fund Summary - Rational/ReSolve Adaptive Asset Allocation Fund” and under the section of the Fund’s Prospectus entitled “Additional Information About the Funds’ Principal Investment Strategies and Related Risks - Principal Investment Strategies - Rational/ReSolve Adaptive Asset Allocation Fund” is revised by deleting the following sentences:

“In addition, under certain market conditions, the Fund may also invest in volatility and real estate exchange-traded funds (“ETFs”) and exchange traded notes (“ETNs”). The Fund will not invest more than 25% of its net assets in real estate ETFs.”

2. All references to the Fund’s “Sub-Advisor” are replaced with “Trading Advisor” under the sections of the Fund’s Summary Prospectus and Prospectus entitled “Fund Summary — Rational/ReSolve Adaptive Asset Allocation Fund - Principal Investment Strategies” and “Fund Summary — Rational/ReSolve Adaptive Asset Allocation Fund - Principal Risks of Investing in the Fund”; and under the section of the Fund’s Prospectus entitled “Additional Information About the Funds’ Principal Investment Strategies and Related Risks - Principal Investment Strategies - Rational/ReSolve Adaptive Asset Allocation Fund.”

3. The first two sentences in the third paragraph of the section of the Fund’s Summary Prospectus and Prospectus entitled “Fund Summary - Rational/ReSolve Adaptive Asset Allocation Fund” are revised as follows:

“The Trading Advisor’s investment models determine asset allocations based on multi-factor quantitative market information and accounts for the opportunity to reduce portfolio volatility through diversification. The investment models analyze these factors over a broad time spectrum which may range from several days to multiple years.”

4. The section of the Fund’s Summary Prospectus and Prospectus entitled “Fund Summary — Rational/ReSolve Adaptive Asset Allocation Fund - Principal Risks of Investing in the Fund” is revised by deleting the risk factors entitled “ETF Risk” and “ETN Risk.”

5. The risk factor entitled “Target Volatility Strategy Risk” in the section of the Fund’s Summary Prospectus and Prospectus entitled “Fund Summary — Rational/ReSolve Adaptive Asset Allocation Fund - Principal Risks of Investing in the Fund,” and the section of the Fund’s Prospectus entitled “Additional Information About the Funds’ Principal Investment Strategies and Related Risks - Principal Investment Risks,” is revised as follows:

“Target Volatility Strategy Risk. The Trading Advisor’s target volatility management strategy may not protect against declines, may tend to limit gains in up markets, may tend to increase transaction costs which may lead to losses or reduced gains and may not be successful as a short-term strategy as it is subject to the Trading Advisor’s ability to assess volatility conditions and the ability of ReSolve Asset Management Inc., the Fund’s sub-advisor, to execute related investment management techniques.”

6. All references to the Fund’s “Sub-Advisor” are replaced with “Sub-Advisor or Trading Advisor, as applicable” under the section of the Fund’s Prospectus entitled “Additional Information About the Funds’ Principal Investment Strategies and Related Risks - Principal Investment Risks,” except as previously noted in item 5 above.

7. The chart under the section of the Fund’s Prospectus entitled “Additional Information About the Funds’ Principal Investment Strategies and Related Risks - Principal Investment Risks” is revised by designating “ETF Risk” and “ETN Risk” as non-principal risks of the Fund.

8. The following is added below the sections of the Fund’s Summary Prospectus and Prospectus entitled “Fund Summary - Rational/ReSolve Adaptive Asset Allocation Fund - Sub-Advisor”:

“Trading Advisor: ReSolve Asset Management SEZC (Cayman) is the Fund’s trading advisor.”

9. The sections of the Fund’s Summary Prospectus and Prospectus entitled “Fund Summary - Rational/ReSolve Adaptive Asset Allocation Fund – Portfolio Managers” is replaced with the following:

“Portfolio Managers: Andrew Butler, Portfolio Manager of ReSolve; Michael Philbrick, CEO of the Trading Advisor; Adam Butler, Chief Investment Officer (CIO) of the Trading Advisor; and Rodrigo Gordillo, President of the Trading Advisor, are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Andrew Butler has served in this capacity since April 2021. Adam Butler and Mr. Gordillo have served the Fund in this capacity since February 2018. Mr. Philbrick has served the Fund in this capacity since April 2021 and previously served as a portfolio manager of the Fund from February 2018 to April 2020.”

10. The section of the Fund’s Prospectus entitled “Management of the Funds - Sub-Advisors” is renamed “Management of the Funds - Sub-Advisors and Trading Advisor.”

11. The second paragraph of the section of the Fund’s Prospectus now entitled “Management of the Funds - Sub-Advisors and Trading Advisor - ReSolve Asset Management Inc. (Rational/ReSolve Adaptive Asset Allocation Fund only)” is revised as follows:

“Subject to the oversight and approval of the Advisor, ReSolve is primarily responsible for the day-to-day management of the Fund’s portfolio. In addition, ReSolve is responsible for maintaining certain transaction and compliance related records of the Fund. As compensation for the sub-advisory services it provides to the Fund, the Advisor will pay ReSolve 12.5% of the net management fees that the Advisor receives from the Fund.”

13. The following is added to the section of the Fund’s Prospectus now entitled “Management of the Funds - Sub-Advisors and Trading Advisor”:

“Trading Advisor (Rational/ReSolve Adaptive Asset Allocation Fund only)

ReSolve Asset Management SEZC (Cayman)

The Fund’s trading advisor is ReSolve Asset Management SEZC (Cayman) (“ReSolve Global” or the “Trading Advisor”), located at 90 North Church Street Strathvale House, 5th Floor Georgetown, Grand Cayman, Cayman Islands, KY1-9012. The Trading Advisor is registered with the CFTC as a “commodity pool operator” and as a “commodity trading advisor.” ReSolve Global is registered with the Cayman Islands Monetary Authority as a Registered Person under section 5(4) and schedule 4 of the Securities Investment Business Law (as revised and amended) of the Cayman Islands. Founded in 2019, ReSolve Global, in addition to serving as the Fund’s trading advisor, provides investment management and trading advisor services to ReSolve, Sophisticated Persons, and Private Funds. The principal owner of ReSolve Global is Michael Philbrick.

Subject to the oversight and approval of the Advisor and the Sub-Advisor, the Trading Advisor is responsible for making investment decisions and ordering the execution of portfolio transactions for the futures component of the Fund’s portfolio. In addition, the Trading Advisor is responsible for maintaining certain transaction and compliance-related records of the Fund. As compensation for the trading advisory services it provides to the Fund, the Advisor will pay the Trading Advisor 37.5% of the net management fees that the Advisor receives from the Fund.”

14. The section of the Fund’s Prospectus entitled “Management of the Funds - Portfolio Managers” is replaced with the following:

Portfolio Managers of Rational/ReSolve Adaptive Asset Allocation Fund

Andrew Butler, Michael Philbrick, Adam Butler, and Rodrigo Gordillo are jointly and primarily responsible for the day to day management of the Fund’s portfolio.

Andrew Butler. Andrew Butler has been Portfolio Manager of ReSolve since 2020. Mr. Butler joined ReSolve in 2014 as a Quantitative Analyst and was promoted to Head of Quant Research in 2015. He is a CFA Charterholder, holds a Master’s in Applied Mathematics & Financial Engineering, Financial Mathematics from York University – Schulich School of Business and is currently a doctoral student in Mechanical & Industrial Engineering at University of Toronto.

Michael Philbrick CIM®, AIFP®. Mr. Philbrick is a Co-Founder, CEO and Portfolio Manager of ReSolve Global. Prior to co-founding ReSolve Global in 2019, Mr. Philbrick was Co-Founder, President and Portfolio Manager of ReSolve from 2015 to 2019; a Portfolio Manager at Dundee Private Wealth from 2014 to 2015; Branch Manager and Portfolio Manager at Macquarie Private Wealth (Canada) from 2011 to 2014; Branch Manager and Portfolio Manager at Richardson GMP’s flagship Toronto branch from 2005 to 2011; Branch Manager and Investment Advisor at Scotia McLeod from 2002 to 2005; and Investment Advisor at BMO Nesbitt Burns from 1994 to 2001. Mr. Philbrick is a Chartered Investment Manager® and Accredited Investment Fiduciary®.

Adam Butler CFA, CAIA. Adam Butler has been CIO of ReSolve Global since 2021, prior to which he was a Co-Founder, Chief Executive Officer, Chief Investment Officer, Ultimate Designated Person, and Portfolio Manager of ReSolve from 2015 to 2020; Portfolio Manager at Dundee Private Wealth from 2014 to 2015; Portfolio Manager at Macquarie Private Wealth (Canada) from 2011 to 2014; Portfolio Manager at Richardson GMP’s flagship Toronto branch from 2005 to 2011; and Investment Advisor at BMO Nesbitt Burns from 1994 to 2001. Adam Butler holds Chartered Financial Analyst® and Chartered Alternative Investment Analyst® charters.

Rodrigo Gordillo CIM®. Mr. Gordillo has been President of ReSolve Global since 2021, prior to which he was a Co-Founder, President, Secretary, and Portfolio Manager of ReSolve from 2015 to 2020; Portfolio Manager at Dundee Private Wealth from 2014 to 2015; Portfolio Manager at Macquarie Private Wealth (Canada) from 2011 to 2014; Investment Advisor at Macquarie Private Wealth (Canada) from 2006 to 2011. Mr. Gordillo is a Chartered Investment Manager®.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus, and Statement of Additional Information, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-253-0412 or by writing to the Fund at 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.